Prepayments and Other Current Assets, Net	6 Months Ended
Jun. 30, 2026
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

NOTE 9 — PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets is presented net of allowance for expected credit loss:

	As of December 31,	As of June 30,
	2025	2026
Prepayments and other current assets	$257,252	$170,863
Less: allowance for expected credit loss	(788)	(1,845)
Total	$256,464	$169,018

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$(877)	$(788)
Reversal (provision)	89	(1,057)
Total	$(788)	$(1,845)